Additional Subsequent Events	5 Months Ended
Dec. 31, 2015
Additional Subsequent Events [Abstract]
Additional Subsequent Events [Text Block]	Note 7 - Additional Subsequent Events (Unaudited) During April 2016, the Company sold a total of 97,130 common shares for $291,390 to several investors.